OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

13. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2012 and 2011 comprised the following:

		December 31, 2012			December 31, 2011
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,684,409	$(1,133,959)	$550,450	$1,668,715	$(1,042,773)	$625,942
Acquired customer base	60 to 372	295,902	(99,542)	196,360	269,486	(68,741)	200,745
Rights to use radio frequencies	24 to 180	314,845	(126,467)	188,378	353,776	(138,546)	215,230
Accounting software	13 to 60	121,557	(70,412)	51,145	141,084	(98,672)	42,412
Numbering capacity with finite contractual life	24 to 120	118,999	(71,656)	47,343	75,803	(70,979)	4,824
Office software	13 to 120	166,277	(63,445)	102,832	123,452	(72,752)	50,700
Other	12 to 120	85,727	(14,697)	71,030	110,913	(44,625)	66,288

		2,787,716	(1,580,178)	1,207,538	2,743,229	(1,537,088)	1,206,141

Prepayments for intangible assets		34,584	—	34,584	84,985	—	84,985
Numbering capacity with indefinite contractual life		—	—	—	78,491	—	78,491

Total other intangible assets		$2,822,300	$(1,580,178)	$1,242,122	$2,906,705	$(1,537,088)	$1,369,617

        As a result of the limited availability of local telephone numbering capacity in Moscow and the Moscow region, the Group entered into agreements for the use of telephone numbering capacity with other telecommunications operators in the region. The costs of acquired numbering capacity with a finite contractual life are amortized over a period of two to ten years in accordance with the terms of the contracts to acquire such capacity. On December 26, 2012, the State Duma passed the law on the retention of the cellphone number by subscribers in case of change of the service provider. In connection with this law the Group reclassed numbering capacity with an indefinite useful life in the amount of $42.7 million to numbering capacity with finite contractual life.

        Uzdunrobita's numbering capacity with indefinite contractual life in the amount of $36.1 million was fully impaired during the year ended December 31, 2012 (Note 4).

        Amortization expense for the years ended December 31, 2012, 2011 and 2010 amounted to $427.9 million, $454.0 million and $399.8 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2012 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2017 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2013	$441,000
2014	288,930
2015	171,420
2016	103,230
2017	52,510
Thereafter	150,448

Total	$1,207,538

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives, exchange rates and other relevant factors.

        The weighted-average amortization period for billing and telecommunication software acquired during the years ended December 31, 2012 and 2011 is four years.